Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Office furniture and fixtures	$ 6,470	$ 10,066
Computer equipment	33,361	47,646
Rental equipment	48,187	75,470
Appliques	2,160,096	2,160,096
Website development	69,149	36,279
Less accumulated depreciation	(1,211,099)	(988,370)
Total	$ 1,106,164	$ 1,341,187